S000068271 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Franklin Templeton Aggressive Model Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	17.30%	18.29%	18.44%	(16.62%)	19.75%